Income Taxes - Income Components (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign income			$ 0
Total income before taxes, excluding impairment loss, gain from repurchases of senior notes, reorganization gain, net and loss from issuance of shares upon restructuring	$ 281,534	$ 516,134	405,642
Marshall Islands
Domestic income/ (loss)			219,900
Foreign income			$ 185,742
Cayman Islands
Domestic income/ (loss)	(276,471)
Foreign income	$ 558,005
January 1, 2016 - April 14, 2016 | Marshall Islands
Domestic income/ (loss)		126,244
Foreign income		93,633
April 15, 2016 - December 31, 2016 | Cayman Islands
Domestic income/ (loss)		(97,939)
Foreign income		$ 394,196